Trade and other payables	12 Months Ended
Mar. 31, 2026
Trade and other payables
Trade and other payables

15. Trade and other payables
Trade and other payables mainly consist of amounts owed to suppliers that have been invoiced or are accrued and contract liabilities relating to consideration received from customers in advance. They also include taxes and social security amounts due in relation to the Group’s role as an employer. Derivative financial instruments with a negative market value are reported within this note.
Accounting policies
Trade payables are not interest-bearing and are stated at their nominal value.

	2026 €m	2025 € m

Included within non-current liabilities

Other payables	338	245

Insurance liabilities	208	226

Accruals	251	40

Contract liabilities	817	812

Derivative and other financial instruments 1	1,719	1,824

	3,333	3,147

Included within current liabilities

Trade payables 2	6,211	6,157

Amounts owed to associates and joint ventures	306	332

Other taxes and social security payable	952	846

Other payables 3	1,540	1,038

Insurance liabilities	52	54

Accruals 4	4,980	4,138

Contract liabilities	1,445	1,416

Derivative and other financial instruments 1	93	82

	15,579	14,063
Notes:

1.
Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2.
Included in Trade payables are invoices that are registered for the Group’s supply chain financing programme of
€
1,983 million (31 March 2025:
€
2,198 million); suppliers had drawn early payments of
€
1,312 million relating to these invoices at 31 March 2026 (2025:
€
1,443 million).

3.	Includes € 256 million (2025: €nil) in relation to the CLAM indemnity between the Group and Vodafone Idea Limited. See note 29 “Contingent liabilities and legal proceedings” for further details.

4.	Includes € 92 million (2025: € 132 million) payable in relation to irrevocable and non-discretionary share buyback programmes.
The carrying amounts of trade and other payables approximate their fair value.
Materially all of the
€
1,416 million recorded as current contract liabilities at 1 April 2025 was recognised as revenue during the year.
Insurance liabilities included within
non-current
liabilities include
€
208 million (2025:
€
226
million) in respect of the re-insurance of third party annuity policies relating to the Vodafone and CWW Sections of the Vodafone UK and Group Pension Scheme and the Vodafone Ireland Pension Plan.
The fair values of the derivative financial instruments are calculated by discounting the future cash flows to net present values using appropriate market interest rates and foreign currency rates prevailing at 31 March.
Supplier financing arrangements
Trade payables
The Group evaluates supplier arrangements against a number of indicators to assess if the payable continues to hold the characteristics of a trade payable or should be classified as borrowings; these indicators include whether the payment terms exceed the shorter of customary payment terms in the industry or 180 days. At 31 March 2026, none of the payables subject to supplier financing arrangements met the criteria to be reclassified as borrowings.
Supply chain financing arrangements
The Group offers eligible suppliers the opportunity to use supply chain financing (‘SCF’), allowing suppliers that decide to use it to receive payment earlier than the invoice due date. The Group does not provide any financial guarantees to the financial institutions that run the SCF programme and continues to cash settle supplier payables in accordance with their contractual terms.
The Group does not use the SCF programme to extend its payments terms with suppliers except for
€
128 million (31 March 2025:
€
148 million) of Trade payables for which the Group has extended payment terms from 30 to 90 days via the use of reverse factoring.
Payment terms
The Group has a range of payment terms up to 180 days for both SCF and non-SCF
invoices. The majority of
non-SCF
and SCF invoices by value are payable under 60 and 90 days respectively.